Leases - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 26, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Sublease income						$ 671
Weighted average remaining lease term for operating leases		4 years 2 months 19 days		4 years 2 months 19 days		4 years 8 months 4 days
Weighted average discount rate		8.05%		8.05%		7.85%
Operating lease expense						$ 900	$ 1,600
Cash payments for operating lease expense		$ 500	$ 400	$ 1,400	$ 1,200	$ 1,600	1,600
Gain on settlement of lease liability							$ 445
Right-of-use assets
Lessee, Lease, Description [Line Items]
Impairment charges related to lease					3,100
Leasehold improvements
Lessee, Lease, Description [Line Items]
Impairment charges related to lease					400
1333 Broadway Lease
Lessee, Lease, Description [Line Items]
Sublease income	$ 800
Weighted average remaining lease term for operating leases						2 years 9 months 29 days
550 Seventh Avenue Lease
Lessee, Lease, Description [Line Items]
Weighted average remaining lease term for operating leases						7 years 3 months 29 days
Discount rate, right-of-use asset and lease liability						9.60%
Selling, general and administrative expenses
Lessee, Lease, Description [Line Items]
Operating lease expense		$ 100	$ 300	$ 500	$ 700